Stock based compensation (Details) - Schedule of stock options granted to employee	12 Months Ended
Dec. 31, 2021
Schedule of Stock Options Granted to Employee [Abstract]
Expected dividend yield	0.00%
Expected volatility	52.60%
Risk-free interest rate	2.41%
Expected average life of options (in years)	9 years